GENERAL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GENERAL
Schedule of subsidiaries

	Holding percentage
	June 30,	December 31,
Name	2022	2021	Held By	Country of incorporation
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Satellite Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA
Satixfy MS	100%	—	Satixfy Communications	Cayman

	Holding percentage
Name	2021	2020	Held By	Country of incorporation
Satixfy Israel Ltd.	100%	100%	Satixfy Communications	Israel
Satixfy UK	100%	100%	Satixfy Communications	UK
Satixfy Satellite Systems UK	100%	100%	Satixfy Communications	UK
Satixfy Bulgaria	100%	100%	Satixfy UK	Bulgaria
Satixfy US LLC	100%	100%	Satixfy Communications	USA

	Holding percentage
Name	2021	2020	Held By	Country of incorporation
Jet talk	51%	51%	Satixfy UK	UK

Schedule of shares holding percentage

	Holding percentage
Name	30.06.2022	2021	Held By	Country of incorporation
Jet Talk	51%	51%	Satixfy UK	UK